SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 4,404	$ 4,648	$ 4,648
Acquisitions	195		283
Amortization	(216)	(175)	(352)
Foreign currency exchange adjustments	559		(175)
Transfer	238
Ending balance	5,180		4,404
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	920	967	967
Acquisitions
Amortization
Foreign currency exchange adjustments	116		(47)
Transfer
Ending balance	1,036		920
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	1,593	1,775	1,775
Acquisitions
Amortization	(58)		(93)
Foreign currency exchange adjustments	197		(89)
Transfer
Ending balance	1,732		1,593
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	1,891	$ 1,906	1,906
Acquisitions	195		283
Amortization	(158)		(259)
Foreign currency exchange adjustments	246		(39)
Transfer	238
Ending balance	$ 2,412		$ 1,891